Capital disclosures	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Capital disclosures

22.	Capital disclosures

The Company’s objective in managing capital, consisting of shareholders’ equity, with cash and cash equivalents and restricted cash equivalents being its primary components, is to ensure sufficient liquidity to finance its manufacturing operations, research and development costs, selling, general and administrative expenses and working capital requirements. Historically, the Company has raised capital via public and private equity offerings and issuances as its primary source of liquidity, as discussed in note 23. The capital management objective of the Company remains the same as that in previous periods. The policy on dividends is to retain cash to keep funds available to finance the activities required to advance the Company’s product development portfolio and to pursue appropriate commercial opportunities as they may arise.

The Company is not subject to any capital requirements imposed by any regulators or by any other external source.

COSCIENS Biopharma Inc.

Notes to Consolidated Financial Statements

As of December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022

(in thousands of US dollars, except share and per share data and where otherwise noted)